Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investment Company [Abstract]
Summary of Long Term Investments

	Equity investments measured under measurement alternative	Equity Method	Investment accounted for at fair value	Equity investments measured under NAV practical expedient	Total
	RMB	RMB	RMB	RMB	RMB
Balances at January 1, 2020	14,500	8,895	—	—	23,395
Additions	1,000	21,450	—	—	22,450
Share of earnings/(loss) of an equity investee	—	239	—	—	239
Reclassification	9,195	(9,195)	—	—	—

Balances at December 31, 2020	24,695	21,389	—	—	46,084

Balances at January 1, 2021	24,695	21,389	—	—	46,084
Additions	12,500	9,900	4,641	6,373	33,414
Share of earnings/(loss) of an equity investee	—	2,660	—	—	2,660
Fair value change	—	—	(1,339)	(2,885)	(4,224)
Realized gain/(loss)	—	—	265	—	265
Exchange adjustments	—	—	203	29	232
Impairment	(1,610)	—	—	—	(1,610)
Disposal	(890)	—	(2,930)	—	(3,820)

Balances at December 31, 2021	34,695	33,949	840	3,517	73,001

Balances at January 1, 2022	34,695	33,949	840	3,517	73,001
Additions	—	10,000	—	—	10,000
Share of earnings/(loss) of an equity investee	—	(2,200)	—	—	(2,200)
Fair value change	—	—	(109)	(2,675)	(2,784)
Exchange adjustments	—	—	77	211	288
Disposal	(1,000)	—	—	—	(1,000)

Balances at December 31, 2022	33,695	41,749	808	1,053	77,305